Preferred shares - Summary of the issuances of convertible redeemable preferred shares (Details) - $ / shares	1 Months Ended		2 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended					18 Months Ended
	Nov. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2016	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2018
Preferred shares
Number of shares issued						537,372,580		204,342,105
Series B Convertible Redeemable Preferred Shares
Preferred shares
Issuance price per share					$ 2.48					$ 2.48
Number of shares issued					402,891,265					156,740,580
Series C Convertible Redeemable Preferred Shares
Preferred shares
Issuance price per share											$ 3.13
Number of shares issued									406,197,585		477,780,220
Series D Convertible Redeemable Preferred Shares
Preferred shares
Issuance price per share	$ 3.80						$ 3.80
Number of shares issued	105,263,160	204,342,105		121,230,265		226,493,425	430,835,530	204,342,105
Series D+ Convertible Redeemable Preferred Shares
Preferred shares
Issuance price per share			$ 4.56			$ 4.56
Number of shares issued			310,879,155			310,879,155